Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Summary of inventories

	At December 31,
(Euro thousands)	2025	2024
Raw materials, ancillary materials and consumables	6,567	12,688
Work-in-progress and semi-finished products	6,660	7,784
Finished goods	43,947	69,240
Total inventories	57,174	89,712